Cover Page	Nov. 06, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	Fiserv, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	255 Fiserv Drive
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53045
City Area Code	262
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000798354
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
0.375% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2023
Trading Symbol	FISV23
Security Exchange Name	NASDAQ
1.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
1.625% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
2.250% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2025
Trading Symbol	FISV25
Security Exchange Name	NASDAQ
3.000% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ